UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2008
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Smithbridge Asset Management, Inc.
Address:  5 Christy Drive, Ste 206
          Chadds Ford, PA  19317

13F File Number:  28-05213

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, list, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Kendra L. Hicken
Title:         Vice President
Phone:         610-361-9141
Signature, Place, and Date of Signing:



Kendra L. Hicken     Chadds Ford, Pennsylvania   August 8,2008
Report Type (Check only one.):

[x]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  NONE

                                   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:        39
Form 13F Information Table Value Total:        127875
List of Other Included Managers:               NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              88579Y101      815    11706 SH       Sole                                      11706
ACCENTURE LTD BERMUDA CL A     COM              G1150G111     4438   109000 SH       Sole                                     109000
AFLAC INC COM                  COM              001055102     2342    37300 SH       Sole                                      37300
AMERICAN INTL GROUP COM        COM              026874107     1686    63732 SH       Sole                                      63732
APPLE COMPUTER INC COM         COM              037833100     3543    21160 SH       Sole                                      21160
AT&T CORP COM                  COM              00206R102      309     9159 SH       Sole                                       9159
CISCO SYS INC COM              COM              17275R102     4325   185941 SH       Sole                                     185941
COCA COLA CO COM               COM              191216100     2946    56667 SH       Sole                                      56667
COSTCO WHSL CORP NEW COM       COM              22160K105     1356    19326 SH       Sole                                      19326
DANAHER CORP DEL COM           COM              235851102     3177    41100 SH       Sole                                      41100
DISNEY WALT CO COM             COM              254687106     4414   141480 SH       Sole                                     141480
DUKE ENERGY HOLDING CORPORATIO COM              26441C105     2076   119473 SH       Sole                                     119473
ECOLAB INC                     COM              278865100     4570   106300 SH       Sole                                     106300
EXXON MOBIL CORP COM           COM              30231G102     7244    82193 SH       Sole                                      82193
FISERV INC COM                 COM              337738108     2777    61200 SH       Sole                                      61200
GENERAL DYNAMICS CORP COM      COM              369550108     4632    55017 SH       Sole                                      55017
GENERAL ELEC CO COM            COM              369604103     3792   142074 SH       Sole                                     142074
ILLINOIS TOOL WKS INC COM      COM              452308109     4276    90008 SH       Sole                                      90008
INTERNATIONAL BUS MACH COM     COM              459200101     3584    30235 SH       Sole                                      30235
J P MORGAN CHASE & CO COM      COM              46625H100      816    23787 SH       Sole                                      23787
JOHNSON & JOHNSON COM          COM              478160104     6732   104638 SH       Sole                                     104638
KINDER MORGAN ENERGY UT LTD PA COM              494550106      703    12607 SH       Sole                                      12607
KOHLS CORP COM                 COM              500255104      775    19350 SH       Sole                                      19350
MARRIOTT INTL CL A             COM              571903202     1769    67400 SH       Sole                                      67400
MEDTRONIC INC COM              COM              585055106     5476   105820 SH       Sole                                     105820
MICROSOFT CORP COM             COM              594918104     5032   182902 SH       Sole                                     182902
PEPSICO INC COM                COM              713448108     5103    80241 SH       Sole                                      80241
PROCTER & GAMBLE CO COM        COM              742718109      333     5481 SH       Sole                                       5481
SCHLUMBERGER LTD COM           COM              806857108     3453    32140 SH       Sole                                      32140
STAPLES INC COM                COM              855030102     4636   195200 SH       Sole                                     195200
STRYKER CORP COM               COM              863667101     5052    80350 SH       Sole                                      80350
T ROWE PRICE GROUP INC         COM              74144T108     5561    98471 SH       Sole                                      98471
TEXAS INSTRS INC COM           COM              882508104     2558    90854 SH       Sole                                      90854
UNITED TECHNOLOGIES CP COM     COM              913017109     3164    51282 SH       Sole                                      51282
UNITEDHEALTH GROUP INC         COM              91324P102     2098    79933 SH       Sole                                      79933
WALGREEN CO COM                COM              931422109     2827    86950 SH       Sole                                      86950
WELLS FARGO & CO COM           COM              949746101     4449   187335 SH       Sole                                     187335
ROYAL DUTCH SHELL PLC SPONS AD                  780259206     4687    57364 SH       Sole                                      57364
JPMORGAN CHASE CAP XVI PFD TR                   481228203      349    15800 SH       Sole                                      15800